Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Mar. 17, 2021	Oct. 23, 2020
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0	$ 0	$ 0
Federal depository insurance coverage	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Original maturity investment term	185 days or less		185 days or less
Financing costs - derivative liabilities			$ 970,840
Offering costs			$ 21,831,140
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Interest and penalties accrued	$ 0	$ 0	$ 0	$ 0
Common stock shares subject to possible redemption	34,004,650	33,488,198
Forward Purchase Agreements
Summary Of Significant Accounting Policies [Line Items]
Sale of stock, description of transaction	Company which provide for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial business combination.		Company which provide for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial business combination.
Aggregate warrants exercisable	1,666,667		1,666,667
Warrant exercisable number of shares	1	1	1	1	1
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Aggregate purchase price	$ 50,000,000		$ 50,000,000
Public Warrants
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right outstanding		13,416,667	13,416,667	13,416,667
Private Warrants
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right outstanding		6,700,000	6,700,000	6,700,000
Private Placement Warrants
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right outstanding	6,700,000	6,700,000	6,700,000	6,700,000
Exercise price of warrants						$ 1.50
Public warrants [member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right outstanding	13,416,667	13,416,667	13,416,667	13,416,667
Initial Public Offering and Private Placement
Summary Of Significant Accounting Policies [Line Items]
Number of shares purchased in calculation of diluted loss per share	20,116,667		20,116,667
I P O [Member] | Private Placement Warrants
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right issued during the period shares	6,700,000
I P O [Member] | Public warrants [member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right issued during the period shares	13,416,667
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Temporary equity, shares subject to possible redemption	34,004,650		33,488,198	33,488,198
Aggregate warrants exercisable	1,666,667
Warrant exercisable number of shares	1	1	1	1
Share price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Common stock shares subject to possible redemption	516,452		33,488,198
Class A Common Stock | Forward Purchase Agreements
Summary Of Significant Accounting Policies [Line Items]
Aggregate number of shares sold	5,000,000		5,000,000
Share price	$ 10.00	$ 10.00	$ 10.00	$ 10.00